Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions
Summary of outstanding receivables (payables) from/to former parent ("Napo")
	March 31,	December 31,
	2017	2016
Due from former parent	$221,429	$299,819
Royalty payable to former parent	(7)	(171)

Net receivable (payable) to former parent	$221,422	$299,648

	December 31, 2016	December 31, 2015
Due from former parent	$299,819	$6,008
Royalty payable to former parent	(171)	(2,809)

Net receivable from former parent	$299,648	$3,199

	December 31, 2016	December 31, 2015
License fee payable to former parent	—	(425,000)